Dear Pax World Fund Shareholder,

     Pax World Fund posted solid gains for the first half of 1998, with a total return of 11.50% for the year-to-date period ending June 30. The Fund outperformed the benchmark Lipper Balanced Fund Index, whose 373 funds returned an average of 9.52% for the period.

     Indeed, the Fund's strong results earned it a place on several "Top Funds" lists. U.S. NEWS AND WORLD REPORT listed Pax as the #4 balanced fund through June 30, 1998, as measured by its Overall Performance Index, which ranks funds using short- and long-term returns, volatility, expenses, and performance in down markets. KIPLINGER'S PERSONAL FINANCE ranked Pax 8th among balanced funds on their mid-year recommended list, and the WALL STREET JOURNAL'S Mutual Fund Scorecard for the period ending July 9, 1998, placed Pax 11th in 12-month return among the funds tracked by Lipper Analytical Services.

     Perhaps most impressive, the Fund achieved its results while moving to a defensive posture, with an asset allocation of 53% stocks, 26% bonds, and 21% cash and equivalents. Going forward, the Fund's high cash position gives its portfolio managers the flexibility to respond to changing market conditions.

     In our view, three ongoing economic factors - low interest rates, benign inflation, and rising corporate profits - remain positive forces for rising equity prices. Although we are cautiously optimistic about the stock market this year, we believe that selectivity is becoming more important. Equally important will be the point of entry in establishing new investment positions.

     With this in mind, our portfolio managers are looking at new sectors of the market to further diversify the Fund's portfolio while maintaining its low volatility. They've taken some initial steps into the technology sector and are researching financial services internationally. On the bond side, they remain focused on government agencies and short-term debt.

     As most of you know, Anthony S. Brown stepped down as portfolio manager of the Fund on April 15, 1998, but remains active as a consultant to the Fund and its new co-managers, Christopher H. Brown and Robert P. Colin. We are grateful to have Tony's wisdom and experience available to the Fund and its shareholders as we begin the second half of 1998.

     Sincerely yours,

     /s/ Laurence A. Shadek             /s/ Thomas W. Grant

     Laurence A. Shadek                 Thomas W. Grant
     Chairman                           President

July 22, 1998

ASSET ALLOCATION, JUNE 30, 1998

Cash & Equivalents                           21%

U.S. Government Agency Bonds                 26%

Common Stocks                                53%


SECURITY DIVERSIFICATION, JUNE 30, 1998

Certificates of Deposit                      12%

Other                                         5%

U.S. Government Agency Bonds                 26%

Telecommunications                           14%

Money Market Shares                           7%

Consumer                                     12%

Energy                                       12%

Health Care                                  10%


PORTFOLIO HIGHLIGHTS
SIX MONTHS ENDED 6/30/98

   KEY STATISTICS
Change in N.A.V. ($18.52 to $20.65). . . . . . . . . . . . . . . . . . . .$         2.13

12 Month Total Return (6/30/97 - 6/30/98). . . . . . . . . . . . . . . . .         23.81%

6 Month Total Return (12/31/97 - 6/30/98). . . . . . . . . . . . . . . . .         11.50%

Net Increase in Net Assets Resulting from Operations . . . . . . . . . . .$ 73.9 million

Total Net Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . .$720.0 million


  TEN LARGEST STOCK HOLDINGS

                                                                      PERCENT OF
COMPANY                                                               NET ASSETS
AirTouch Communications Inc. . . . . . . . . . . . . . . . . . . . . . . . 5.7%
Gap Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4.7%
Enron Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.8%
Merck & Co. Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.7%
Southern NE Telecomm. Corp.. . . . . . . . . . . . . . . . . . . . . . . . 3.6%
Peoples Energy Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.0%
Bay State Gas Co.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.0%
Amgen Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.7%
MarketSpan Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.4%
Pitney Bowes Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.3%
                                                                          -----

Total. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .34.9%

                            PAX WORLD FUND, INCORPORATED
                        SCHEDULE OF INVESTMENTS (UNAUDITED)
                                   June 30, 1998

                                                                  NUMBER  OF                    PERCENT OF
NAME OF ISSUER AND TITLE OF ISSUE                                   SHARES        VALUE         NET ASSETS
----------------------------------------------------------------------------------------------------------
        COMMON STOCKS

CONSUMER
   Champion Enterprises, Inc.. . . . . . . . . . . . . . . .        550,000  $  16,156,250
   Gap, Inc. . . . . . . . . . . . . . . . . . . . . . . . .        550,000     33,893,750
   Liz Claiborne, Inc. . . . . . . . . . . . . . . . . . . .         94,000      4,911,500
   Masco Corp. . . . . . . . . . . . . . . . . . . . . . . .        100,000      6,050,000
   Oakwood Homes Corp. . . . . . . . . . . . . . . . . . . .        288,700      8,661,000
   OfficeMax, Inc. . . . . . . . . . . . . . . . . . . . . .        250,000      4,125,000
   Starbucks Corp. . . . . . . . . . . . . . . . . . . . . .        200,000     10,687,500
   Wendy's International, Inc. . . . . . . . . . . . . . . .        150,000      3,525,000
                                                                              ------------
                                                                                88,010,000          12.2%
                                                                              ------------

ENERGY
   Bay State Gas Co. . . . . . . . . . . . . . . . . . . . .        553,800     21,217,463
   Enron Corp. . . . . . . . . . . . . . . . . . . . . . . .        500,000     27,031,250
   MarketSpan Corp.. . . . . . . . . . . . . . . . . . . . .        587,600     17,591,275
   Peoples Energy Corp.. . . . . . . . . . . . . . . . . . .        551,900     21,317,137
                                                                              ------------
                                                                                87,157,125          12.1
                                                                              ------------

FINANCIAL
   SLM Holding Corp. . . . . . . . . . . . . . . . . . . . .        149,100      7,305,900           1.0
                                                                              ------------

HEALTH CARE
   Amgen, Inc. . . . . . . . . . . . . . . . . . . . . . . .        300,000     19,612,500
   Becton Dickinson & Co.. . . . . . . . . . . . . . . . . .          1,400        108,675
   Bristol-Myers Squibb Co.. . . . . . . . . . . . . . . . .        100,000     11,493,750
   Johnson & Johnson . . . . . . . . . . . . . . . . . . . .        100,000      7,375,000
   Medtronic, Inc. . . . . . . . . . . . . . . . . . . . . .        100,000      6,375,000
   Merck & Co., Inc. . . . . . . . . . . . . . . . . . . . .        200,000     26,750,000
                                                                              ------------
                                                                                71,714,925          10.0
                                                                              ------------

INDUSTRIAL
   Bemis Co., Inc. . . . . . . . . . . . . . . . . . . . . .         50,000      2,043,750            .3
                                                                              ------------

TECHNOLOGY
   Compaq Computer Corp. . . . . . . . . . . . . . . . . . .        250,000      7,093,750
   EMC Corp. . . . . . . . . . . . . . . . . . . . . . . . .         50,000      2,240,625
   Pitney Bowes, Inc.. . . . . . . . . . . . . . . . . . . .        350,000     16,843,750
                                                                              ------------
                                                                              $ 26,178,125           3.6%
                                                                              ------------



                                          3

PAX WORLD FUND, INCORPORATED
SCHEDULE OF INVESTMENTS (UNAUDITED), CONTINUED

                                                                  NUMBER  OF                    PERCENT OF
NAME OF ISSUER AND TITLE OF ISSUE                                   SHARES        VALUE         NET ASSETS
----------------------------------------------------------------------------------------------------------
        COMMON STOCKS, CONTINUED

TELECOMMUNICATIONS
   AirTouch Communications, Inc. . . . . . . . . . . . . . .        700,000  $  40,906,250
   BellSouth Corp. . . . . . . . . . . . . . . . . . . . . .        100,000      6,712,500
   Loral Space Communications. . . . . . . . . . . . . . . .        500,000     14,125,000
   Southern NE Telecomm. Corp. . . . . . . . . . . . . . . .        400,000     26,200,000
   U.S. West, Inc. - Communications Group. . . . . . . . . .        200,000      9,400,000
   Worldcom, Inc.. . . . . . . . . . . . . . . . . . . . . .        100,000      4,843,750
                                                                              ------------
                                                                               102,187,500          14.2%
                                                                              ------------       -------

   TOTAL COMMON STOCKS . . . . . . . . . . . . . . . . . . .                   384,597,325          53.4
                                                                              ------------       -------


         GOVERNMENT AGENCY BONDS                                 PRINCIPAL
                                                                  AMOUNT
                                                                  ------

Federal Home Loan Bank System
  5.660%, due November 9, 1998 . . . . . . . . . . . . . . .   $  7,000,000      7,003,290
  5.025%, due February 23, 1999. . . . . . . . . . . . . . .      9,000,000      8,969,040
  5.880%, due March 19, 1999 . . . . . . . . . . . . . . . .     13,000,000     13,026,390
  5.660%, due January 12, 2000 . . . . . . . . . . . . . . .      5,000,000      4,985,950
  5.630%, due January 29, 2001 . . . . . . . . . . . . . . .     10,000,000      9,932,800
  5.905%, due December 23, 2002. . . . . . . . . . . . . . .     14,000,000     14,111,580
  6.000%, due June 9, 2003 . . . . . . . . . . . . . . . . .     11,900,000     11,864,657

Federal National Mortgage Association
  5.620%, due February 10, 1999. . . . . . . . . . . . . . .     10,000,000      9,997,150
  5.230%, due February 24, 1999. . . . . . . . . . . . . . .      8,000,000      7,982,480
  6.110%, due September 20, 2000 . . . . . . . . . . . . . .     12,000,000     12,097,440
  6.080%, due September 25, 2000 . . . . . . . . . . . . . .      5,000,000      5,042,950
  5.820%, due December 5, 2000 . . . . . . . . . . . . . . .     15,000,000     15,056,250
  5.370%, due February 7, 2001 . . . . . . . . . . . . . . .     20,000,000     19,831,200
  5.410%, due February 13, 2001. . . . . . . . . . . . . . .     10,000,000      9,923,400
  5.360%, due February 16, 2001. . . . . . . . . . . . . . .     10,000,000      9,921,900
  6.000%, due April 30, 2001 . . . . . . . . . . . . . . . .      9,000,000      8,983,080
  6.710%, due July 24, 2001. . . . . . . . . . . . . . . . .      7,000,000      7,197,960
  7.040%, due September 24, 2001 . . . . . . . . . . . . . .     10,000,000     10,032,800
                                                                              ------------

   TOTAL GOVERNMENT AGENCY BONDS . . . . . . . . . . . . . .                  $185,960,317          25.8%
                                                                              ------------       -------


                                          4

PAX WORLD FUND, INCORPORATED
SCHEDULE OF INVESTMENTS (UNAUDITED), CONTINUED

                                                                 PRINCIPAL                      PERCENT OF
NAME OF ISSUER AND TITLE OF ISSUE                                  AMOUNT         VALUE         NET ASSETS
----------------------------------------------------------------------------------------------------------

   CERTIFICATES OF DEPOSIT


State Street Bank
5.000%, due July 6, 1998 . . . . . . . . . . . . . . . . . .   $ 35,000,000   $ 35,000,000
5.000%, due July 7, 1998 . . . . . . . . . . . . . . . . . .     16,000,000     16,000,000
5.000%, due July 13, 1998. . . . . . . . . . . . . . . . . .     18,000,000     18,000,000
5.000%, due July 14, 1998. . . . . . . . . . . . . . . . . .     10,000,000     10,000,000
5.000%, due July 23, 1998. . . . . . . . . . . . . . . . . .     10,000,000     10,000,000
                                                                              ------------

   TOTAL CERTIFICATES OF DEPOSIT . . . . . . . . . . . . . .                    89,000,000          12.4%
                                                                              ------------       -------


                                                                   NUMBER
   MONEY MARKET SHARES                                           OF SHARES
                                                                 ---------

Pax World Money Market Fund. . . . . . . . . . . . . . . . .     50,000,000     50,000,000           6.9
                                                                              ------------       -------

       TOTAL INVESTMENTS . . . . . . . . . . . . . . . . . .                   709,557,642          98.5

Cash and receivables, less liabilities . . . . . . . . . . .                    10,443,254           1.5
                                                                              ------------       -------

       NET ASSETS. . . . . . . . . . . . . . . . . . . . . .                  $720,000,896         100.0%
                                                                              ------------       -------

SEE NOTES TO FINANCIAL STATEMENTS.

                        PAX WORLD FUND, INCORPORATED
              STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                               June 30, 1998

                                   ASSETS

Investments, at value - note A
   Common stocks (cost - $213,544,343) . . . . . . . . . . . . . . . . . .    $384,597,325
   Bonds (amortized cost - $185,514,814) . . . . . . . . . . . . . . . . .     185,960,317
   Certificates of deposit (cost - $89,000,000). . . . . . . . . . . . . .      89,000,000
   Pax World Money Market Fund (cost - $50,000,000). . . . . . . . . . . .      50,000,000
                                                                              ------------
                                                                               709,557,642

Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       9,682,486

Receivables
   Dividends and interest. . . . . . . . . . . . . . . . . . . . . . . . .       3,602,214
                                                                              ------------
       Total assets. . . . . . . . . . . . . . . . . . . . . . . . . . . .     722,842,342
                                                                              ------------

                                LIABILITIES

Payables
   Capital stock reacquired. . . . . . . . . . . . . . . . . . . . . . . .         234,668
   Investment securities purchased . . . . . . . . . . . . . . . . . . . .       2,024,218

Accrued expenses
   Investment advisory fee - note B. . . . . . . . . . . . . . . . . . . .         294,151
   Transfer agent fee. . . . . . . . . . . . . . . . . . . . . . . . . . .         130,000
   Other accrued expenses. . . . . . . . . . . . . . . . . . . . . . . . .         158,409
                                                                              ------------
       Total liabilities . . . . . . . . . . . . . . . . . . . . . . . . .       2,841,446
                                                                              ------------

          Net assets (equivalent to $20.65 per share based on
            34,870,441 shares of capital stock outstanding) - note E . . .    $720,000,896
                                                                              ------------

          Net asset value, offering price and redemption price per share
            ($720,000,896 DIVIDED BY 34,870,441 shares outstanding). . . .          $20.65
                                                                              ------------


SEE NOTES TO FINANCIAL STATEMENTS.

                                    PAX WORLD FUND, INCORPORATED
                                 STATEMENT OF OPERATIONS (UNAUDITED)
                                   Six Months Ended June 30, 1998
Investment income
   Income - note A
       Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  $   3,207,877
       Interest
          Pax World Money Market Fund. . . . . . . . . . . . . . . . . . .    $     48,100
          Other investments. . . . . . . . . . . . . . . . . . . . . . . .       8,378,292      8,426,392
                                                                              ------------    -----------
            Total income . . . . . . . . . . . . . . . . . . . . . . . . .                     11,634,269

   Expenses
       Investment advisory fee - note B. . . . . . . . . . . . . . . . . .       1,738,786
       Distribution expenses - note D  . . . . . . . . . . . . . . . . . .         799,402
       Transfer agent fee. . . . . . . . . . . . . . . . . . . . . . . . .         418,783
       State taxes . . . . . . . . . . . . . . . . . . . . . . . . . . . .         204,511
       Custodian fees - note F . . . . . . . . . . . . . . . . . . . . . .          90,604
       Printing and mailing. . . . . . . . . . . . . . . . . . . . . . . .          76,855
       Legal fees and related expenses - note B. . . . . . . . . . . . . .          58,531
       Registration fees . . . . . . . . . . . . . . . . . . . . . . . . .          35,900
       Other . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          23,247
       Directors' fees and expenses - note B . . . . . . . . . . . . . . .          22,327
                                                                              ------------
            Total expenses . . . . . . . . . . . . . . . . . . . . . . . .       3,468,946

            Less: Fees paid indirectly - note F. . . . . . . . . . . . . .          88,072
                                                                              ------------
              Net expenses . . . . . . . . . . . . . . . . . . . . . . . .                      3,380,874
                                                                                              -----------

            Investment income - net. . . . . . . . . . . . . . . . . . . .                      8,253,395
                                                                                              -----------

Realized and unrealized gain on investments - note C
   Net realized gain on investments. . . . . . . . . . . . . . . . . . . .                     31,018,442
   Change in unrealized appreciation of investments
       for the period  . . . . . . . . . . . . . . . . . . . . . . . . . .                     34,587,623
                                                                                              -----------
            Net gain on investments. . . . . . . . . . . . . . . . . . . .                     65,606,065
                                                                                              -----------

            Net increase in net assets resulting
              from operations. . . . . . . . . . . . . . . . . . . . . . .                    $73,859,460
                                                                                              -----------


SEE NOTES TO FINANCIAL STATEMENTS.

                             PAX WORLD FUND, INCORPORATED
                          STATEMENT OF CHANGES IN NET ASSETS

                                                                               Six Months     Year Ended
                                                                                  Ended      December 31,
                                                                              June 30, 1998      1997
                                                                              ------------    -----------
                                                                              (Unaudited)
Increase in net assets
   Operations
       Investment income - net . . . . . . . . . . . . . . . . . . . . . .    $  8,253,395   $ 15,102,768
       Net realized gain on investments. . . . . . . . . . . . . . . . . .      31,018,442     50,894,781
       Change in unrealized appreciation
          of investments for the period. . . . . . . . . . . . . . . . . .      34,587,623     61,297,526
                                                                              ------------    -----------
          Net increase in net assets resulting
            from operations. . . . . . . . . . . . . . . . . . . . . . . .      73,859,460    127,295,075
   Net equalization credits. . . . . . . . . . . . . . . . . . . . . . . .          12,294         54,638
   Distributions to shareholders from
       Investment income - net ($-0- and $.503
          per share, respectively) - note A. . . . . . . . . . . . . . . .              --    (15,480,324)
       Net realized gain on investments ($-0- and
          $1.650 per share, respectively) - note A . . . . . . . . . . . .              --    (50,894,724)
   Capital share transactions - note E . . . . . . . . . . . . . . . . . .      17,127,739     54,593,793
                                                                              ------------    -----------
          Net increase in net assets . . . . . . . . . . . . . . . . . . .      90,999,493    115,568,458

Net assets
   Beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . .     629,001,403    513,432,945
                                                                              ------------    -----------

   End of period (including undistributed investment
       income - net of $8,274,903 and $9,214,
       respectively) . . . . . . . . . . . . . . . . . . . . . . . . . . .    $720,000,896   $629,001,403
                                                                              ------------    -----------


SEE NOTES TO FINANCIAL STATEMENTS.

                            PAX WORLD FUND, INCORPORATED
                     NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
                                   June 30, 1998

NOTE A - ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

     Pax World Fund, Incorporated ("Fund") is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's policy is to invest in securities of companies whose business is essentially directed toward non-military and life-supportive activities. Its investment objective is primarily to provide its shareholders with a diversified holding of securities of companies which offer primarily income and conservation of principal and secondarily possible long-term growth of capital through investment in common and preferred stocks and debt securities.

VALUATION OF INVESTMENTS

     Securities listed on any national, regional or local exchange are valued at the closing prices on such exchanges. Securities listed on the NASDAQ national market system are valued using quotations obtained from the market maker where the security is traded most extensively. Certificates of deposit are valued at cost; accrued interest to June 30 is included in interest receivable. Investments in money market funds are valued at $1 per share.

AMORTIZATION OF BOND PREMIUM AND DISCOUNT

     Commencing with January 1, 1997, the Fund amortizes purchase price premium and discount on bonds over the remaining life of the bonds using the effective interest method of amortization; for callable bonds, the amortization period is to the first call date. Reference is made to note G. Net discount (premium) amortization for the six months ended June 30, 1998 and for the year ended December 31, 1997 was $120,206 and ($765,743), respectively.

FEDERAL INCOME TAXES

     The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

EQUALIZATION

     The Fund uses the accounting practice known as "equalization" by which a portion of the proceeds from sales and costs of redemptions of capital shares, equivalent on a per share basis to the amount of undistributed net investment income on the date of the transactions, is credited or charged to undistributed income. As a result, undistributed net investment income per share is unaffected by sales or redemptions of capital shares.

     Equalization is a permanent book/tax difference that causes a difference between investment income and distributions.

PAX WORLD FUND, INCORPORATED
NOTES TO FINANCIAL STATEMENTS (UNAUDITED), CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS

     All distributions to shareholders are recorded by the Fund on the ex-dividend dates.

ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER

     The Fund follows industry practice and records security transactions on the trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis.


NOTE B - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     Pursuant to an Advisory Agreement ("Agreement") between the Fund and Pax World Management Corp. ("Adviser"), the Adviser furnishes investment advisory services in connection with the management of the Fund. Under the Agreement, the Adviser, subject to the supervision of the Board of Directors of the Fund, is responsible for managing the assets of the Fund in accordance with its investment objectives, investment program and policies. The Adviser determines what securities and other instruments are purchased and sold for the Fund and is responsible for obtaining and evaluating financial data relevant to the Fund. The Agreement provides for payment by the Fund to the Adviser of an annual investment advisory fee of 3/4 of 1% of its average daily net assets on the first $25,000,000 and 1/2 of 1% of its average daily net assets in excess of that amount. Two officers, who are also directors of the Fund, are also officers and directors of the Adviser. Two other officers of the Fund, who are not directors of the Fund, are also officers of the Adviser. The Agreement provides for an expense reimbursement from the Adviser if the Fund's total expenses, exclusive of interest, brokerage commissions or fees, and taxes, but including the investment advisory fee, exceeds 1-1/2% of the average daily net asset value of the Fund for any full fiscal year. No expense reimbursement was required for either 1997 or the six months ended June 30, 1998.

     All Directors are paid by the Fund for attendance at directors' meetings.

     During the six months ended June 30, 1998, the Fund incurred legal fees and related expenses of $58,531 with Rosner Bresler Goodman & Unterman, LLP (now known as Bresler Goodman & Unterman, LLP), general counsel for the Fund. Mr. Lee Unterman, a partner with that firm, is Secretary of the Fund.

     All of the Adviser's capital stock is currently owned by four siblings whose family has an ownership interest in a brokerage firm which the Fund utilizes to execute security transactions. Brokerage commissions paid to this firm during the six months ended June 30, 1998 and the year ended December 31, 1997 totaled $71,888 and $132,372, respectively, (26.7% and 36.3%, respectively of total commissions for the six months ended June 30, 1998 and the year ended December 31, 1997).

PAX WORLD FUND, INCORPORATED
NOTES TO FINANCIAL STATEMENTS (UNAUDITED), CONTINUED

     At the June 11, 1998 Annual Meeting, shareholders approved a change in the Fund's investment policies to permit the Fund to invest in the Pax World Money Market Fund, which is also managed by the Adviser.


NOTE C - INVESTMENTS

     Purchases and proceeds from sales of investments, excluding short-term investments and U.S. Government agency bonds, aggregated $70,921,998 and $80,002,122, respectively, for the six months ended June 30, 1998. Purchases and proceeds from sales and maturities of U.S. Government agency bonds aggregated $45,059,259 and $18,000,000, respectively, for the six months ended June 30, 1998.

     Net realized gain or loss on sales of investments is determined on the basis of identified cost. If determined on an average cost basis, the net realized gain for the six months ended June 30, 1998 would have been approximately the same.

     For Federal income tax purposes, the identified cost of investments owned at June 30, 1998 was $538,059,157.

NOTE D - DISTRIBUTION EXPENSES

     The Fund maintains a distribution expense plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The plan provides that the Fund may incur distribution expenses to finance activity which is primarily intended to result in the sale of Fund shares. These expenses include (but are not limited to) advertising expenses, the cost of printing and mailing prospectuses to potential investors, commissions and account servicing fees paid to, or on account of, broker-dealers or certain financial institutions which have entered into agreements with the Fund, compensation to and expenses incurred by officers, directors and/or employees of the Fund for their distributional services and indirect and overhead costs associated with the sale of Fund shares (including, but not limited to, travel and telephone expenses). The Plan provides that (i) up to twenty-five one hundredths of one percent (.25%) of the average daily net assets of the Fund per annum may be used to pay for personal service and/or the maintenance of shareholder accounts (service fee) and
(ii) total distribution fees (including the service fee of .25%) may not exceed thirty-five one hundredths of one percent (.35%) of the average daily net assets of the Fund per annum. The Plan may be terminated at any time, without penalty, by (a) the vote of a majority of the Directors who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan or (b) the vote of the holders of a majority of the outstanding shares of the Fund. If the Plan is terminated, the payment of fees to third parties would be discontinued at that time.

PAX WORLD FUND, INCORPORATED
NOTES TO FINANCIAL STATEMENTS (UNAUDITED), CONTINUED

NOTE E - CAPITAL AND RELATED TRANSACTIONS

     Transactions in capital stock were as follows:

                                                      Six Months Ended                Year Ended
                                                        June 30, 1998              December 31, 1997
                                                  -------------------------      ------------------------
                                                    Shares        Dollars         Shares       Dollars
                                                  ----------   ------------      ---------   ------------
                                                        (Unaudited)
   Shares sold . . . . . . . . . . . . .           4,403,866   $ 85,887,956      2,794,352   $ 50,868,833
   Shares issued in reinvestment
      of distributions . . . . . . . . .                  --             --      3,363,399     61,541,465
                                                  ----------   ------------      ---------   ------------
                                                   4,403,866     85,887,956      6,157,751    112,410,298
   Shares redeemed . . . . . . . . . . .          (3,504,222)   (68,760,217)    (3,195,360)   (57,816,505)
                                                  ----------   ------------      ---------   ------------
   Net increase  . . . . . . . . . . . .             899,644   $ 17,127,739      2,962,391   $ 54,593,793
                                                  ----------   ------------      ---------   ------------


      The components of net assets at June 30, 1998 (unaudited), are as follows:
          Paid-in capital (75,000,000 shares of $1 par value authorized) .         $517,128,783
          Undistributed investment income. . . . . . . . . . . . . . . . .            8,274,903
          Undistributed net capital gains. . . . . . . . . . . . . . . . .           31,016,896
          Accumulated prior years' net realized losses on investments. . .           (7,918,171)
          Net unrealized appreciation of investments . . . . . . . . . . .          171,498,485
                                                                                   ------------
            Net assets . . . . . . . . . . . . . . . . . . . . . . . . . .         $720,000,896
                                                                                   ------------

NOTE F - CUSTODIAN BANK AND CUSTODIAN FEES

     State Street Bank and Trust Company is the custodian bank for the Fund's assets. The custodian fees charged by the bank are reduced, pursuant to an expense offset arrangement, by an earnings credit which is based upon the average cash balances maintained at the bank. If the Fund did not have such an offset arrangement, it could have invested the amount of the offset in an income-producing asset.


NOTE G - DIVIDEND DECLARATION

     The Board of Directors has declared a dividend from net investment income of $.24 per share, payable July 7, 1998, to shareholders of record on July 1, 1998.


NOTE H -  ACCOUNTING CHANGE

     Effective January 1, 1997, the Fund adopted the policy of amortizing bond purchase price discounts and premiums over the remaining lives of the respective bonds (or to the first call date for callable

PAX WORLD FUND, INCORPORATED
NOTES TO FINANCIAL STATEMENTS (UNAUDITED), CONTINUED

bonds). The effect of the change is to reflect the amortization as an adjustment to interest income. Previously, discounts and premiums were recognized as part of the net realized gain or loss when the bonds matured or were sold. This change has no net effect on net assets or on the net increase in net assets resulting from operations.

     Upon adopting the new policy, the Fund recognized the cumulative amortization of discounts and premiums on the bonds held at January 1, 1997. This resulted in a one-time charge for net premium amortization through January 1, 1997 on bonds held on that date. Thus, there was a net reduction of approximately $1,040,000 in interest income (and investment income, net) for the year ended December 31, 1997 (approximately $.03 per share). Correspondingly, there was an identical one-time credit to net gain on investments for the period.

                PAX WORLD FUND, INCORPORATED - FINANCIAL HIGHLIGHTS

          The following per share data, ratios and supplemental data have been derived from information provided in the financial statements and the Fund's underlying financial records.

1. PER SHARE COMPONENTS OF THE NET CHANGE DURING THE PERIOD IN NET ASSET VALUE (BASED UPON AVERAGE NUMBER OF SHARES OUTSTANDING).

                                                   Six Months                     Year Ended December 31
                                                      Ended     -------------------------------------------------------------
                                                  June 30, 1998   1997         1996         1995        1994        1993
                                                  ------------- --------     --------     --------    --------    --------
                                                   (Unaudited)
Net asset value, beginning
   of period . . . . . . . . . . . . . . . . . . .    $18.52      $16.56       $16.33       $13.39      $13.55      $14.27
                                                    --------    --------     --------     --------    --------    --------

Income from investment operations
   Investment income - net (A) . . . . . . . . . .      .237        .493         .550          .80         .49         .51
   Realized and unrealized gain (loss)
      on investments - net (A) . . . . . . . . . .     1.893       3.620        1.122         3.07        (.15)       (.66)
                                                    --------    --------     --------     --------    --------    --------
   Total from investment operations. . . . . . . .     2.130       4.113        1.672         3.87         .34        (.15)
                                                    --------    --------     --------     --------    --------    --------

Less distributions
   Dividends from net investment
     income. . . . . . . . . . . . . . . . . . . .        --        .503         .550          .79         .50         .50
   Distributions from realized gains . . . . . . .        --       1.650         .892          .14          --         .07
                                                    --------    --------     --------     --------    --------    --------
   Total distributions . . . . . . . . . . . . . .        --       2.153        1.442          .93         .50         .57
                                                    --------    --------     --------     --------    --------    --------

Net asset value, end of period . . . . . . . . . .    $20.65      $18.52       $16.56       $16.33      $13.39      $13.55
                                                    --------    --------     --------     --------    --------    --------

-----------------------------------------------------------------------------------------------------------------------------
2. TOTAL RETURN. . . . . . . . . . . . . . . . . .    11.50%      25.12%       10.36%       29.19%       2.65%     (1.05)%
-----------------------------------------------------------------------------------------------------------------------------

3. RATIOS AND SUPPLEMENTAL DATA
     Ratio of expenses to average net
       assets (B). . . . . . . . . . . . . . . . .     1.01% (C)    .91%         .89%         .97%        .98%        .94%
     Ratio of investment income - net
       to average net assets . . . . . . . . . . .     2.41% (C)   2.67%        3.24%        3.44%       3.66%       3.63%
     Portfolio turnover rate . . . . . . . . . . .    18.29%      13.88%       34.55%       28.44%      25.45%      22.15%

     Net assets, end of period ('000s) . . . . . .  $720,001    $629,001     $513,433     $476,976    $388,249    $462,762

     Number of capital shares
       outstanding, end of period ('000s). . . . .    34,870      33,971       31,008       29,200      29,000      34,142
                                                    --------    --------     --------     --------    --------    --------

(A) Reference is made to note H for a discussion about the 1997 investment income, net.
(B) In order to conform to current disclosure requirements, the ratios for the periods subsequent to 1994 are based upon total expenses, including the gross amount of custodian fees (before being reduced pursuant to an expense offset arrangement). The ratios for prior years were based upon net expenses and are not required to be restated.
(C) Unaudited ratios for the six months ended June 30, 1998 have been annualized.

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